Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

12. Related party balances and transactions

Due from related parties consist of the following:

		As of December 31,
	Relationship	2022	2023	2023
		HKD	HKD	US$
Due from Ms. Siu	Controlling Shareholder	70,001	—	—
Due from NCH	Common controlled by Ms. Siu	16,202,732	—	—

Due to related parties consist of the following:

		As of December 31,
	Relationship	2022	2023	2023
		HKD	HKD	US$
Due to Ms. Siu	Controlling Shareholder	—	(59,106)	(7,567)
Due to NCH	Common controlled by Ms. Siu	—	(34,184,138)	(4,376,466)

The amounts due from (to) the related parties are unsecured, interest free with no specific repayment terms. The amounts due from (to) NCH were non-trade nature, representing fund advances to NCH for its operation.

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, we also had the following transactions with related parties:

	For the years ended December 31,
	2021	2022	2023	2023
	HKD	HKD	HKD	US$
Agency income received by Neo-Concept UK from NCH	2,904,339	2,586,019	2,662,034	340,810
Purchase of apparel products from NCH	29,522,341	103,159,420	34,213,521	4,380,228
Rental expense paid to NCH	—	720,000	720,000	92,179
Management fee paid to NCH	4,223,236	—	—	—